Warrant Liability - Schedule of the Valuation of Financial Instruments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Level 1 [Member]
Liabilities
Warrant liability
Total liabilities
Level 2 [Member]
Liabilities
Warrant liability
Total liabilities
Level 3 [Member]
Liabilities
Warrant liability	117,130	281,809
Total liabilities	$ 117,130	$ 281,809